Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Preferred stock, shares par value	$ 0.01	$ 0.01	$ 0.01
Stockholder's Equity
Preferred stock, shares authorized	15,000,000	15,000,000	15,000,000
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	43,659,616	39,496,588	15,464,623
Common stock, shares outstanding	43,659,616	39,496,588	15,454,623
Series A Preferred Stock [Member]
Preferred stock, shares par value	$ 0.01	$ 0.01	$ 0.01
Stockholder's Equity
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	720,000	720,000	720,000
Preferred stock, shares outstanding	720,000	720,000	720,000
Series B Convertible Preferred Stocks [Member]
Preferred stock, shares par value	$ 0.01	$ 0.01	$ 0.01
Stockholder's Equity
Preferred stock, shares authorized	3,000,000	3,000,000	3,000,000
Preferred stock, shares issued	0	0	2,495,000
Preferred stock, shares outstanding	0	0	2,495,000
Series C Convertible Preferred Stocks [Member]
Preferred stock, shares par value	$ 0.01	$ 0.01	$ 0.01
Stockholder's Equity
Preferred stock, shares authorized	1,200,000	1,200,000	1,200,000
Preferred stock, shares issued	0	0	911,149
Preferred stock, shares outstanding	0	0	911,149
Series D Convertible Preferred Stocks [Member]
Preferred stock, shares par value	$ 0.01	$ 0.01	$ 0.01
Stockholder's Equity
Preferred stock, shares authorized	2,500,000	2,500,000	2,500,000
Preferred stock, shares issued	0	0	1,979,000
Preferred stock, shares outstanding	0	0	1,979,000